Finance Expense	6 Months Ended
Sep. 30, 2024
Interest costs [Abstract]
Finance Expense [Text Block]

19. Finance Expense

Finance expenses were comprised of the following for the period ended:

	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Interest and accretion on convertible loan	448	628	942	1,285
Interest on lease liabilities	114	135	229	280
Interest on loans payable	117	74	224	152
Interest on term loan	64	39	108	97
Total	743	876	1,503	1,814